9. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
9. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of December 31, 2013, the Company had net operating loss carry forwards of approximately $10,636,151 that may be available to reduce future years' taxable income through 2033. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

Significant components of the Company’s deferred income tax assets are as follows as of:

	December 31, 2013	December 31, 2012
Deferred income tax asset:
Net operating loss carry forward	3,679,022	6,957,129
Valuation allowance	(3,679,022)	(6,957,129)
Net deferred income tax asset	$—	$—

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	Year Ended
	December 31,
	2013		2012
Federal Statutory tax rate	(34	) %	(34	) %
State tax, net of federal benefit	(5	) %	(5	) %
	(39	) %	(39	) %
Valuation allowance	39%		39%
Effective tax rate	-%		-%

The Company adopted accounting rules which address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under these rules, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. These accounting rules also provide guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2013, no liability for unrecognized tax benefits was required to be recorded.